INCOME TAXES (Details 4) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013
Canada | Capital losses
Loss carryforwards and tax credits
Amount of loss carryforward	1,208,000
Canada | Non-capital losses
Loss carryforwards and tax credits
Amount of loss carryforward	445,000
United States | Net operating losses
Loss carryforwards and tax credits
Amount of loss carryforward	463,000
United States | Alternative minimum tax credits
Loss carryforwards and tax credits
Tax credit carryforward	99,000